Commitments	6 Months Ended
Jun. 30, 2024
Commitments [Abstract]
COMMITMENTS

17. COMMITMENTS

Capital expenditure commitments

The Company has commitments for capital expenditures totaling $16,760 as of June 30, 2024. These commitments are primarily related to the acquisition of CheerCar, CheerReal, NFT and a VR platform.